Indexed Debt Securities (ZENS) and Securities Related to ZENS (CenterPoint Energy) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
ZENS-Related Securities
ZENS-Related Securities	$ 540,000,000
Proceeds from sale and maturity of marketable securities	0	$ (398,000,000)	$ 0
Gain (loss) on ZENS-Related Securities	282,000,000	(22,000,000)	7,000,000
ZENS-Related Securities	822,000,000	540,000,000
Debt component of ZENS
Debt Component of ZENS	24,000,000
Distribution to ZENS holders	0	(398,000,000)	0
Debt Component of ZENS	19,000,000	24,000,000
Derivative component of ZENS
Derivative Component of ZENS	601,000,000
Distribution to ZENS holders	0	(398,000,000)	0
Loss (gain) on indexed debt securities	292,000,000	232,000,000	(49,000,000)
Derivative Component of ZENS	$ 893,000,000	$ 601,000,000
AT&T Common [Member]
Indexed Debt Securities [Line Items]
Balance of investment owned (in shares)	10,212,945	10,212,945
Charter Common [Member]
Indexed Debt Securities [Line Items]
Balance of investment owned (in shares)	872,503	872,912
ZENS-Related Securities [Member]
ZENS-Related Securities
ZENS-Related Securities	$ 540,000,000	$ 960,000,000	953,000,000
Proceeds from sale and maturity of marketable securities		(398,000,000)
Gain (loss) on ZENS-Related Securities	282,000,000	(22,000,000)	7,000,000
ZENS-Related Securities	822,000,000	540,000,000	960,000,000
Debt component of ZENS
Accretion of debt component of ZENS	0	0	0
2 % interest paid	0	0	0
Distribution to ZENS holders	0	0	0
Derivative component of ZENS
Distribution to ZENS holders	0	0	0
Loss (gain) on indexed debt securities	0	0	0
Debt Component Of ZENS [Member]
ZENS-Related Securities
Proceeds from sale and maturity of marketable securities		0
Gain (loss) on ZENS-Related Securities	0	0	0
Debt component of ZENS
Debt Component of ZENS	24,000,000	122,000,000	114,000,000
Accretion of debt component of ZENS	17,000,000	21,000,000	27,000,000
2 % interest paid	(17,000,000)	(17,000,000)	(17,000,000)
Distribution to ZENS holders	(5,000,000)	(102,000,000)	(2,000,000)
Debt Component of ZENS	19,000,000	24,000,000	122,000,000
Derivative component of ZENS
Distribution to ZENS holders	(5,000,000)	(102,000,000)	(2,000,000)
Loss (gain) on indexed debt securities	0	0	0
Derivative Component Of ZENS [Member]
ZENS-Related Securities
Proceeds from sale and maturity of marketable securities		0
Gain (loss) on ZENS-Related Securities	0	0	0
Debt component of ZENS
Accretion of debt component of ZENS	0	0	0
2 % interest paid	0	0	0
Distribution to ZENS holders	0	(46,000,000)	0
Derivative component of ZENS
Derivative Component of ZENS	601,000,000	668,000,000	717,000,000
Distribution to ZENS holders	0	(46,000,000)	0
Loss (gain) on indexed debt securities	292,000,000	(21,000,000)	(49,000,000)
Derivative Component of ZENS	893,000,000	$ 601,000,000	$ 668,000,000
Subordinated Debt ZENS Member
Indexed Debt Securities [Line Items]
Principal amount of debt issued	1,000,000,000.0
Outstanding debt balance	$ 828,000,000
Subordinated note cash exchangeable percentage of fair value	95.00%
ZENS annual interest rate	2.00%
Target annual yield on referenced shares before increase or decrease of principal amount of subordinated note	2.309%
Contingent principal amount of indexed debt securities issued by CenterPoint Energy in September 1999 and outstanding and exchangeable	$ 75,000,000
The cash exchange amount from referenced shares per $1,000 face amount of individual notes	944
Face amount of each indexed debt security notes issued by CenterPoint Energy in September 1999	$ 1,000
Subordinated Debt ZENS Member | AT&T Common [Member]
Indexed Debt Securities [Line Items]
Number of shares referenced in exchangeable subordinated note	0.7185	0.7185
Subordinated Debt ZENS Member | Charter Common [Member]
Indexed Debt Securities [Line Items]
Number of shares referenced in exchangeable subordinated note	0.061382	0.061382